Regulatory Matters and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Regulatory Matters and Stockholders' Equity [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

					To be Well Capitalized
					under Prompt
			For Capital Adequacy		Corrective Action
	Actual		Purposes		Provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

As of December 31, 2019:
Total capital (to risk-weighted assets)	$132,507	14.01%	≥$75,674	≥8.00%	≥$94,593	≥10.00%
Tier 1 capital (to risk-weighted assets)	123,999	13.11	≥56,756	≥6.00	≥75,674	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	123,999	13.11	≥42,567	≥4.50	≥61,485	≥6.50
Tier 1 capital (to average assets)	123,999	10.18	≥48,735	≥4.00	≥60,918	≥5.00

As of December 31, 2018:
Total capital (to risk-weighted assets)	$122,917	14.00%	≥$70,248	≥8.00%	≥$87,810	≥10.00%
Tier 1 capital (to risk-weighted assets)	114,465	13.04	≥52,686	≥6.00	≥70,248	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	114,465	13.04	≥39,515	≥4.50	≥57,077	≥6.50
Tier 1 capital (to average assets)	114,465	9.82	≥46,619	≥4.00	≥58,273	≥5.00